UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

March 31, 2018

NMI-QTLY-0518
1.799864.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.3%
		Principal Amount(a)	Value
Azerbaijan - 1.4%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		$54,940,000	$60,553,110
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		25,055,000	27,153,356

TOTAL AZERBAIJAN			87,706,466

Bahrain - 0.2%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		13,350,000	13,218,369
Brazil - 0.1%
Caixa Economica Federal 7.25% 7/23/24 (b)(c)		3,285,000	3,383,550
British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		20,400,000	19,441,730
Canada - 0.1%
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		5,816,000	6,470,300
Cayman Islands - 0.5%
Alibaba Group Holding Ltd. 3.4% 12/6/27		25,790,000	24,477,418
Brazil Minas SPE 5.333% 2/15/28 (b)		7,515,000	7,503,728

TOTAL CAYMAN ISLANDS			31,981,146

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		3,245,000	3,350,463
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,557,510
6.95% 11/10/21 (b)		3,501,000	3,721,563

TOTAL COSTA RICA			9,629,536

Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		22,540,000	23,347,834
JSC BGEO Group 6% 7/26/23 (b)		10,845,000	10,959,523
JSC Georgian Railway 7.75% 7/11/22 (b)		11,996,000	13,084,277

TOTAL GEORGIA			47,391,634

Indonesia - 1.2%
PT Pertamina Persero:
5.625% 5/20/43 (b)		8,500,000	8,718,442
6% 5/3/42 (b)		34,835,000	37,261,118
6.5% 5/27/41 (b)		26,960,000	30,516,267

TOTAL INDONESIA			76,495,827

Ireland - 1.8%
SCF Capital Ltd. 5.375% 6/16/23 (b)		11,100,000	11,284,260
Vnesheconombank Via VEB Finance PLC:
5.942% 11/21/23 (b)		15,860,000	16,984,125
6.025% 7/5/22 (b)		23,205,000	24,632,432
6.8% 11/22/25 (b)		32,000,000	35,875,200
6.902% 7/9/20 (b)		20,790,000	22,058,606

TOTAL IRELAND			110,834,623

Israel - 0.2%
Israel Electric Corp. Ltd.:
4.25% 8/14/28 (b)		6,600,000	6,466,825
7.75% 12/15/27 (Reg. S)		3,771,000	4,660,503

TOTAL ISRAEL			11,127,328

Kazakhstan - 1.0%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		7,885,000	7,858,664
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		11,690,000	11,626,009
Kazakhstan Temir Zholy 4.85% 11/17/27 (b)		8,200,000	8,169,578
KazMunaiGaz Finance Sub BV:
3.875% 4/19/22 (b)		5,920,000	5,895,432
5.75% 4/19/47 (b)		11,625,000	11,423,330
6.375% 4/9/21 (b)		8,935,000	9,615,454
7% 5/5/20 (b)		8,815,000	9,454,088

TOTAL KAZAKHSTAN			64,042,555

Luxembourg - 0.1%
RSHB Capital SA 8.5% 10/16/23 (b)		3,540,000	3,955,950
Mexico - 8.0%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		10,770,000	10,796,925
4.875% 1/15/24 (b)		12,760,000	13,110,900
Pemex Project Funding Master Trust:
6.625% 6/15/35		82,390,000	85,123,700
8.625% 2/1/22		28,592,000	32,625,159
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7214% 3/11/22 (d)		26,665,000	29,131,513
6.35% 2/12/48 (b)		21,074,000	20,362,753
6.375% 2/4/21		12,525,000	13,345,388
6.375% 1/23/45		37,355,000	36,309,060
6.5% 3/13/27		24,280,000	25,931,040
6.5% 6/2/41		126,835,000	125,883,721
6.75% 9/21/47		36,390,000	36,822,313
6.875% 8/4/26		67,365,000	74,034,135

TOTAL MEXICO			503,476,607

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		14,039,000	15,086,127
Morocco - 0.2%
OCP SA 6.875% 4/25/44 (b)		13,655,000	15,225,325
Netherlands - 0.4%
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	3,238,950
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		10,360,000	11,585,381
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		8,720,000	11,248,800

TOTAL NETHERLANDS			26,073,131

Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		13,525,000	12,871,337
Peru - 0.2%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		8,000,000	7,796,800
5.625% 6/19/47 (b)		7,165,000	7,148,879

TOTAL PERU			14,945,679

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,800,000	15,652,902
6.75% 8/6/23 (b)		11,790,000	11,922,638
7.125% 2/11/25 (b)		9,485,000	9,682,876
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,625,000	6,460,303

TOTAL SOUTH AFRICA			43,718,719

Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		20,009,000	21,059,473
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		9,000,000	8,561,250
Turkey - 0.3%
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	5,032,807
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		6,275,000	6,148,446
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		5,325,000	5,240,386

TOTAL TURKEY			16,421,639

United Arab Emirates - 0.6%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		19,740,000	19,177,410
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		14,895,000	15,841,279

TOTAL UNITED ARAB EMIRATES			35,018,689

United Kingdom - 0.9%
Biz Finance PLC:
9.625% 4/27/22 (b)		41,880,000	44,162,460
9.75% 1/22/25 (b)		3,500,000	3,727,500
Oschadbank Via SSB #1 PLC:
9.375% 3/10/23 (b)		4,045,000	4,246,441
9.625% 3/20/25 (b)		2,690,000	2,848,086

TOTAL UNITED KINGDOM			54,984,487

Venezuela - 2.3%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		88,680,000	24,289,452
5.5% 4/12/37 (e)		104,390,000	30,012,125
6% 5/16/24 (b)(e)		79,210,000	21,584,725
6% 11/15/26 (Reg. S) (e)		58,610,000	15,751,438
8.5% 10/27/20 (Reg. S) (e)		24,056,250	20,544,038
9% 11/17/21 (Reg. S) (e)		24,340,000	7,849,650
9.75% 5/17/35 (b)(e)		46,590,000	14,536,080
12.75% 2/17/22 (b)(e)		28,610,000	9,705,943

TOTAL VENEZUELA			144,273,451

TOTAL NONCONVERTIBLE BONDS
(Cost $1,439,068,459)			1,397,394,928

Government Obligations - 69.7%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		5,685,000	6,424,050
Argentina - 6.6%
Argentine Republic:
5.875% 1/11/28		53,455,000	50,274,428
6.625% 7/6/28		14,945,000	14,832,913
6.875% 1/26/27		93,100,000	94,915,450
6.875% 1/11/48		26,800,000	24,455,000
7.125% 7/6/36		17,755,000	17,089,188
7.125% 6/28/2117 (b)		40,565,000	37,380,648
7.5% 4/22/26		113,265,000	120,853,755
7.82% 12/31/33	EUR	11,173,962	15,501,999
8.28% 12/31/33		34,356,941	37,620,851

TOTAL ARGENTINA			412,924,232

Armenia - 0.4%
Republic of Armenia:
6% 9/30/20 (b)		15,675,000	16,223,625
7.15% 3/26/25 (b)		10,588,000	11,694,022

TOTAL ARMENIA			27,917,647

Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		8,340,000	8,652,750
Belarus - 0.4%
Belarus Republic:
6.2% 2/28/30 (b)		6,385,000	6,313,169
6.875% 2/28/23 (b)		8,150,000	8,629,872
7.625% 6/29/27 (b)		7,550,000	8,308,775

TOTAL BELARUS			23,251,816

Bolivia - 0.2%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		15,160,000	14,288,300
Brazil - 4.6%
Brazilian Federative Republic:
4.25% 1/7/25		25,090,000	24,977,095
4.625% 1/13/28		23,315,000	22,848,700
5% 1/27/45		22,095,000	19,852,578
5.625% 1/7/41		19,255,000	18,893,969
5.625% 2/21/47		11,025,000	10,688,738
6% 4/7/26		41,890,000	46,058,055
7.125% 1/20/37		19,445,000	22,643,703
8.25% 1/20/34		49,930,000	62,862,369
10% 1/1/21	BRL	95,150,000	30,248,417
10.125% 5/15/27		9,232,000	12,966,344
12.25% 3/6/30		9,165,000	14,709,825

TOTAL BRAZIL			286,749,793

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)		12,525,000	14,358,660
Costa Rica - 0.2%
Costa Rican Republic:
7% 4/4/44 (b)		6,650,000	6,862,800
7.158% 3/12/45 (b)		6,311,000	6,576,062

TOTAL COSTA RICA			13,438,862

Croatia - 0.2%
Croatia Republic 3% 3/11/25	EUR	8,175,000	10,788,201
Dominican Republic - 1.4%
Dominican Republic:
5.5% 1/27/25 (b)		10,000,000	10,285,800
5.875% 4/18/24 (b)		5,530,000	5,806,611
5.95% 1/25/27 (b)		21,245,000	22,201,025
6.6% 1/28/24 (b)		5,105,000	5,547,399
6.85% 1/27/45 (b)		14,010,000	15,095,775
6.875% 1/29/26 (b)		17,505,000	19,407,969
7.45% 4/30/44 (b)		10,420,000	11,774,600

TOTAL DOMINICAN REPUBLIC			90,119,179

Ecuador - 1.8%
Ecuador Republic:
7.875% 1/23/28 (b)		8,365,000	8,052,986
7.95% 6/20/24 (b)		19,825,000	19,676,313
8.75% 6/2/23 (b)		15,010,000	15,392,755
8.875% 10/23/27 (b)		16,185,000	16,471,475
9.625% 6/2/27 (b)		6,385,000	6,836,420
9.65% 12/13/26 (b)		14,975,000	15,798,625
10.5% 3/24/20 (b)		11,960,000	12,797,200
10.75% 3/28/22 (b)		14,625,000	15,999,750

TOTAL ECUADOR			111,025,524

Egypt - 2.7%
Arab Republic of Egypt:
, yield at date of purchase 0% 5/8/18 (f)	EGP	109,450,000	6,088,537
5.577% 2/21/23 (b)		38,460,000	39,006,132
5.875% 6/11/25 (b)		3,690,000	3,706,162
6.125% 1/31/22 (b)		23,190,000	23,988,385
6.875% 4/30/40 (b)		4,830,000	4,709,830
7.5% 1/31/27 (b)		28,515,000	30,857,621
7.903% 2/21/48 (b)		13,020,000	13,689,645
8.5% 1/31/47 (b)		43,370,000	48,335,865

TOTAL EGYPT			170,382,177

El Salvador - 1.4%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,990,000	9,793,097
6.375% 1/18/27 (b)		7,905,000	7,786,425
7.375% 12/1/19		8,555,000	8,896,430
7.625% 2/1/41 (b)		11,555,000	12,193,992
7.65% 6/15/35 (Reg. S)		22,020,000	23,216,567
7.75% 1/24/23 (Reg. S)		3,505,000	3,815,017
8.25% 4/10/32 (Reg. S)		2,570,000	2,880,379
8.625% 2/28/29 (b)		15,360,000	17,625,600

TOTAL EL SALVADOR			86,207,507

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		10,930,000	11,235,166
Gabon - 0.3%
Gabonese Republic:
6.375% 12/12/24 (b)		11,585,000	11,498,113
6.95% 6/16/25 (b)		7,125,000	7,226,731

TOTAL GABON			18,724,844

Ghana - 1.7%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		30,155,000	32,944,338
8.125% 1/18/26 (b)		14,550,000	15,606,650
9.25% 9/15/22 (b)		26,455,000	30,122,721
10.75% 10/14/30 (b)		21,175,000	27,665,138

TOTAL GHANA			106,338,847

Greece - 0.4%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	5,370,000	6,406,291
4.375% 8/1/22 (b)	EUR	13,480,000	17,323,734

TOTAL GREECE			23,730,025

Guatemala - 0.3%
Guatemalan Republic:
4.375% 6/5/27 (b)		7,560,000	7,352,100
4.5% 5/3/26 (b)		8,200,000	8,107,504
4.875% 2/13/28 (b)		5,385,000	5,367,391

TOTAL GUATEMALA			20,826,995

Honduras - 0.2%
Republic of Honduras 6.25% 1/19/27		13,340,000	14,099,980
Hungary - 0.2%
Hungarian Republic 1.75% 10/26/22	HUF	3,392,620,000	13,673,508
Indonesia - 3.7%
Indonesian Republic:
3.5% 1/11/28		13,660,000	13,068,467
3.85% 7/18/27 (b)		21,620,000	21,189,567
4.35% 1/11/48		19,855,000	18,930,392
4.75% 1/8/26 (b)		7,340,000	7,666,564
4.75% 7/18/47 (b)		8,810,000	8,739,775
5.875% 1/15/24 (b)		8,545,000	9,389,246
6.625% 2/17/37		15,425,000	18,681,788
7% 5/15/22	IDR	240,662,000,000	18,111,487
7.75% 1/17/38 (b)		24,440,000	33,097,674
8.375% 9/15/26	IDR	248,103,000,000	19,890,589
8.5% 10/12/35 (b)		27,265,000	38,702,586
Perusahaan Penerbit SBSN:
3.75% 3/1/23 (b)		10,690,000	10,623,722
4.4% 3/1/28 (b)		10,690,000	10,770,175

TOTAL INDONESIA			228,862,032

Iraq - 1.2%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		65,340,000	62,465,040
6.752% 3/9/23 (b)		15,605,000	15,823,470

TOTAL IRAQ			78,288,510

Israel - 0.3%
Israeli State 4.125% 1/17/48		18,610,000	17,864,483
Ivory Coast - 0.8%
Ivory Coast:
5.75% 12/31/32		26,062,155	25,044,063
6.125% 6/15/33 (b)		8,425,000	8,005,772
6.375% 3/3/28 (b)		15,710,000	15,868,985

TOTAL IVORY COAST			48,918,820

Jamaica - 0.6%
Jamaican Government:
6.75% 4/28/28		12,755,000	14,158,050
7.625% 7/9/25		5,905,000	6,875,251
7.875% 7/28/45		3,020,000	3,596,820
8% 3/15/39		9,448,000	11,290,360

TOTAL JAMAICA			35,920,481

Jordan - 1.3%
Jordanian Kingdom:
5.75% 1/31/27 (b)		10,685,000	10,392,658
6.125% 1/29/26 (b)		23,420,000	23,555,836
7.375% 10/10/47 (b)		45,975,000	46,434,750

TOTAL JORDAN			80,383,244

Kenya - 0.6%
Republic of Kenya:
6.875% 6/24/24 (b)		18,205,000	19,006,785
7.25% 2/28/28 (b)		6,385,000	6,673,985
8.25% 2/28/48 (b)		8,910,000	9,537,086

TOTAL KENYA			35,217,856

Kuwait - 1.3%
State of Kuwait 3.5% 3/20/27 (b)		81,405,000	79,790,576
Lebanon - 5.2%
Lebanese Republic:
5.15% 6/12/18		70,625,000	70,603,813
5.15% 11/12/18		21,050,000	21,047,053
5.45% 11/28/19		68,485,000	68,039,848
6% 5/20/19		44,125,000	44,169,125
6% 1/27/23		10,765,000	10,452,815
6.1% 10/4/22		50,355,000	49,452,135
6.375% 3/9/20		18,735,000	18,826,802
6.6% 11/27/26		18,665,000	17,825,075
6.65% 2/26/30 (Reg. S)		9,110,000	8,363,071
8.25% 4/12/21 (Reg.S)		15,895,000	16,732,667

TOTAL LEBANON			325,512,404

Macedonia - 0.1%
Macedonia Government Internati 2.75% 1/18/25 (b)	EUR	2,720,000	3,343,343
Mongolia - 0.2%
Mongolian People's Republic:
8.75% 3/9/24 (b)		9,430,000	10,590,861
10.875% 4/6/21 (b)		3,905,000	4,493,866

TOTAL MONGOLIA			15,084,727

Namibia - 0.2%
Republic of Namibia 5.25% 10/29/25 (b)		11,405,000	11,320,147
Nigeria - 1.1%
Republic of Nigeria:
, yield at date of purchase 18.4401% to 18.6844% 4/12/18 to 5/3/18	NGN	5,823,020,000	16,014,246
6.5% 11/28/27 (b)		14,200,000	14,385,452
7.143% 2/23/30 (b)		6,390,000	6,629,625
7.696% 2/23/38 (b)		17,060,000	17,954,968
7.875% 2/16/32 (b)		11,905,000	12,960,259

TOTAL NIGERIA			67,944,550

Oman - 1.7%
Sultanate of Oman:
4.75% 6/15/26 (b)		14,995,000	14,126,790
5.375% 3/8/27 (b)		14,850,000	14,480,294
5.625% 1/17/28 (b)		13,370,000	13,035,750
6.5% 3/8/47 (b)		39,160,000	37,006,200
6.75% 1/17/48 (b)		28,910,000	27,741,111

TOTAL OMAN			106,390,145

Pakistan - 0.6%
Islamic Republic of Pakistan:
6.875% 12/5/27 (b)		15,195,000	14,340,494
8.25% 4/15/24 (b)		15,605,000	16,249,752
8.25% 9/30/25 (b)		7,965,000	8,280,279

TOTAL PAKISTAN			38,870,525

Panama - 0.3%
Panamanian Republic:
8.875% 9/30/27		7,110,000	9,829,575
9.375% 4/1/29		8,030,000	11,703,725

TOTAL PANAMA			21,533,300

Paraguay - 0.5%
Republic of Paraguay:
4.7% 3/27/27 (b)		7,765,000	7,862,063
5% 4/15/26 (b)		5,395,000	5,624,288
5.6% 3/13/48 (b)		10,385,000	10,566,738
6.1% 8/11/44 (b)		8,400,000	9,030,000

TOTAL PARAGUAY			33,083,089

Poland - 0.2%
Polish Government 2.25% 4/25/22	PLN	43,420,000	12,746,376
Portugal - 0.1%
Republic of Portugal 2.125% 10/17/28	EUR	6,640,000	8,575,290
Qatar - 0.5%
State of Qatar:
2.375% 6/2/21		18,920,000	18,297,532
9.75% 6/15/30 (Reg. S)		10,327,000	15,477,591

TOTAL QATAR			33,775,123

Romania - 0.2%
Romanian Republic:
2.5% 2/8/30 (b)	EUR	4,310,000	5,258,427
5.8% 7/26/27	RON	27,180,000	7,854,352

TOTAL ROMANIA			13,112,779

Russia - 4.8%
Ministry of Finance Russian Federation:
4.75% 5/27/26 (b)		15,400,000	15,911,526
4.75% 5/27/26		16,000,000	16,531,456
Russian Federation:
4.25% 6/23/27 (b)		26,600,000	26,467,000
5.25% 6/23/47 (b)		93,000,000	92,888,400
5.625% 4/4/42 (b)		20,845,000	22,386,696
7.5% 2/27/19	RUB	1,631,740,000	28,863,327
8.15% 2/3/27	RUB	1,631,740,000	30,947,157
12.75% 6/24/28 (Reg. S)		17,937,000	29,866,540
Russian Federation Ministry of Finance 4.375% 3/21/29 (b)		36,800,000	36,308,794

TOTAL RUSSIA			300,170,896

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		15,035,000	15,507,851
Saudi Arabia - 2.0%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		34,650,000	32,905,303
4.5% 10/26/46 (b)		97,230,000	90,775,678

TOTAL SAUDI ARABIA			123,680,981

Senegal - 0.5%
Republic of Senegal:
4.75% 3/13/28 (b)	EUR	7,870,000	9,682,131
6.25% 7/30/24 (b)		3,835,000	3,994,229
6.25% 5/23/33 (b)		9,390,000	9,249,150
6.75% 3/13/48 (b)		9,720,000	9,519,768

TOTAL SENEGAL			32,445,278

South Africa - 0.8%
South African Republic:
4.3% 10/12/28		29,745,000	27,831,207
5.375% 7/24/44		8,110,000	7,774,765
5.875% 9/16/25		12,860,000	13,695,257

TOTAL SOUTH AFRICA			49,301,229

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (b)		4,225,000	4,287,238
6.2% 5/11/27 (b)		20,890,000	20,548,783
6.25% 7/27/21 (b)		5,125,000	5,313,554
6.825% 7/18/26 (b)		7,000,000	7,196,315
6.85% 11/3/25 (b)		19,750,000	20,437,912

TOTAL SRI LANKA			57,783,802

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (b)		24,355,000	24,963,875
TAJIKISTAN - 0.2%
Tajikistan Republic 7.125% 9/14/27 (b)		11,720,000	10,855,650
Turkey - 6.2%
Turkish Republic:
4.875% 10/9/26		18,605,000	17,535,213
5.125% 3/25/22		22,040,000	22,469,339
5.125% 2/17/28		40,010,000	37,780,243
5.75% 3/22/24		16,995,000	17,419,875
5.75% 5/11/47		20,645,000	18,343,083
6% 3/25/27		57,150,000	57,868,947
6% 1/14/41		19,730,000	18,447,550
6.25% 9/26/22		38,370,000	40,641,274
6.75% 5/30/40		15,570,000	15,890,991
6.875% 3/17/36		50,315,000	52,299,424
7.25% 3/5/38		15,595,000	16,840,978
7.375% 2/5/25		27,425,000	30,392,330
8% 2/14/34		19,460,000	22,478,635
11.875% 1/15/30		9,850,000	14,672,560
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		7,875,000	7,913,666

TOTAL TURKEY			390,994,108

Ukraine - 6.0%
Ukraine Government:
0% 5/31/40 (b)(c)		45,665,000	31,797,179
7.375% 9/25/32 (b)		30,074,000	28,991,336
7.75% 9/1/20 (b)		36,074,000	37,782,465
7.75% 9/1/21 (b)		68,989,000	72,223,204
7.75% 9/1/22 (b)		60,619,000	63,164,998
7.75% 9/1/23 (b)		8,809,000	9,109,545
7.75% 9/1/24 (b)		59,464,000	61,222,588
7.75% 9/1/25 (b)		11,469,000	11,742,673
7.75% 9/1/26 (b)		30,539,000	31,241,397
7.75% 9/1/27 (b)		28,839,000	29,480,264

TOTAL UKRAINE			376,755,649

United States of America - 1.1%
U.S. Treasury Bonds 3% 2/15/48		66,116,000	66,348,634
Uruguay - 0.3%
Uruguay Republic:
7.625% 3/21/36		5,295,000	7,204,907
7.875% 1/15/33 pay-in-kind		6,455,000	8,819,789

TOTAL URUGUAY			16,024,696

Venezuela - 1.5%
Venezuelan Republic:
oil recovery warrants 4/15/20 (g)		458,489	1,375,467
6% 12/9/20 (e)		11,240,000	3,225,880
7% 3/31/38 (e)		10,280,000	3,163,156
7.65% 4/21/25 (e)		18,830,000	5,605,691
7.75% 10/13/19 (Reg. S) (e)		16,120,000	4,795,700
8.25% 10/13/24 (e)		16,705,000	4,939,669
9% 5/7/23 (Reg. S) (e)		23,495,000	6,970,967
9.25% 9/15/27 (e)		28,625,000	9,208,663
9.25% 5/7/28 (Reg. S) (e)		37,725,000	11,155,283
9.375% 1/13/34 (e)		23,275,000	7,976,343
11.75% 10/21/26 (Reg. S) (e)		34,870,000	11,357,159
11.95% 8/5/31 (Reg. S) (e)		47,005,000	15,450,544
12.75% 8/23/22 (e)		22,610,000	7,499,737

TOTAL VENEZUELA			92,724,259

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		6,305,000	6,428,710
Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	4,848,729
8.5% 4/14/24 (b)		4,165,000	4,352,425
8.97% 7/30/27 (b)		12,280,000	12,946,165

TOTAL ZAMBIA			22,147,319

TOTAL GOVERNMENT OBLIGATIONS
(Cost $4,374,784,704)			4,367,828,800

Supranational Obligations - 0.1%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $5,203,955)	INR	327,200,000	4,980,932
		Shares	Value

Common Stocks - 0.9%
Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (h)		244,500	44,875,530
JD.com, Inc. sponsored ADR (h)		231,600	9,377,484

TOTAL CAYMAN ISLANDS			54,253,014

Indonesia - 0.0%
PT Bank Central Asia Tbk		785,700	1,334,737
Israel - 0.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR		60,900	1,040,781
Korea (South) - 0.0%
KB Financial Group, Inc.		21,257	1,214,669
United Kingdom - 0.0%
NMC Health PLC		30,000	1,431,060
TOTAL COMMON STOCKS
(Cost $50,385,742)			59,274,261
		Principal Amount	Value

Preferred Securities - 0.6%
Brazil - 0.3%
Itau Unibanco Holding SA 6.125% (b)(c)(i)		18,285,000	18,273,322
British Virgin Islands - 0.3%
Cnrc Capitale Ltd. 3.9% (Reg. S) (c)(i)		3,275,000	3,170,426
Dianjian Haixing Ltd. 4.05% (Reg. S) (c)(i)		3,280,000	3,332,056
Dianjian Haiyu Ltd. 3.5%(Reg. S) (c)(i)		3,830,000	3,690,858
Huaneng Hong Kong Capital Ltd. 3.6% (Reg. S) (c)		3,220,000	3,064,564
Sinochem Global Capital Co. Ltd. 5% (b)(c)(i)		4,460,000	4,570,778

TOTAL BRITISH VIRGIN ISLANDS			17,828,682

TOTAL PREFERRED SECURITIES
(Cost $35,995,220)			36,102,004
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $303,886,478)		303,842,534	303,903,303
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $6,209,324,558)			6,169,484,228
NET OTHER ASSETS (LIABILITIES) - 1.5%			97,102,021
NET ASSETS - 100%			$6,266,586,249

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

EUR – European Monetary Unit

HUF – Hungarian forint

IDR – Indonesian rupiah

INR – Indian rupee

NGN – Nigerian naira

PLN – Polish zloty

RON – Romanian leu

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,948,058,908 or 47.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,460,959
Fidelity Securities Lending Cash Central Fund	4,934
Total	$1,465,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,377,484	$9,377,484	$--	$--
Financials	2,549,406	1,214,669	1,334,737	--
Health Care	2,471,841	2,471,841	--	--
Information Technology	44,875,530	44,875,530	--	--
Corporate Bonds	1,397,394,928	--	1,397,394,928	--
Government Obligations	4,367,828,800	--	4,361,740,263	6,088,537
Supranational Obligations	4,980,932	--	4,980,932	--
Preferred Securities	36,102,004	--	36,102,004	--
Money Market Funds	303,903,303	303,903,303	--	--
Total Investments in Securities:	$6,169,484,228	$361,842,827	$5,801,552,864	$6,088,537

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018